Summary of Material Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Summary of Material Accounting Policies [Line Items]
Number of reportable segments	2
Rebates percentage	15.00%
Plant and Equipment [Member] | Bottom of range [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives	2 years
Plant and Equipment [Member] | Top of range [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives	5 years
Furniture, fittings and equipment [Member] | Bottom of range [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives	3 years
Furniture, fittings and equipment [Member] | Top of range [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives	15 years
Right-of-use assets [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives	3 years
Medical Technology Enterprise Consortium [Member]
Summary of Material Accounting Policies [Line Items]
R&D grant (in Dollars)	$ 2,599,458
Henry M Jackson Foundation [Member]
Summary of Material Accounting Policies [Line Items]
R&D grant (in Dollars)		$ 2,158,936